FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended SEP 30, 2008
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	26 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 924762.662 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL          COL  COL  COL
1                    2          3         4           5            6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/          INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN          DISC MGRS AUTH
_______________________________________________________________________________

AIG	             COM	026874784 253,034.645 3799319	SH Sole	None Sole
AIG	             COM	026874784 6,412.181   96279	SH Sole	None None
ARLINGTON ASSET INV  COM	041356205 102.800     51400	SH Sole	None Sole
CIA DE MINAS BUENA   ADR	204448104 3,932.900   167500	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 151,137.604 2063312	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 3,735.750   51000	SH Sole	None None
DR HORTON INC	     COM	23331A109 65,692.436  5045502	SH Sole	None Sole
DR HORTON INC	     COM	23331A109 1,613.048   123890	SH Sole	None None
ESTEE LAUDER         COM	518439104 139.748     2800	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 135,516.114 1956064	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 3,897.000   56250	SH Sole	None None
KB FINANCIAL GROUP   ADR	48241A105 1,358.022   30423	SH Sole	None Sole
LEGG MASON INC	     COM	524901105 91,553.330  2405500	SH Sole	None Sole
LEGG MASON INC	     COM	524901105 2,420.616   63600	SH Sole	None None
LEXMARK INT          COM	529771107 100.967     3100	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 140,053.293 5247407	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 3,194.793   119700	SH Sole	None None
NATUZZI SPA          ADR	63905A101 47.804      14800	SH Sole	None Sole
NVIDIA CORP	     COM	67066G104 128.520     12000	SH Sole	None Sole
PETROLEO BRASILEIRO  ADR	71654V408 2,743.139   62415	SH Sole	None Sole
PHILIPPINE LONG DIST ADR	718252604 4,408.774   78253	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 44,458.938  3182458	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 1,084.072   77600	SH Sole	None None
SK TELECOM CO LTD    ADR	78440P108 4,224.714   224480	SH Sole	None Sole
TOLL BROTHERS INC    COM	889478103 161.472     6400	SH Sole	None Sole
TURKCELL ILETISIM    ADR	900111204 3,609.982   240826	SH Sole	None Sole